Inventories - Schedule of inventory, Ore on leach pads (Details) $ in Thousands	Mar. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz
Amount
Ore on leach pads, current | $	$ 33,090	$ 38,041	$ 22,062
Ore on leach pads, non-current | $	9,243	7,243	0
Total | $	$ 42,333	$ 45,284	$ 22,062
Gold Ounces
Ore on leach pads, current | oz	20,140	21,869	17,019
Ore on leach pads, non-current | oz	5,626	4,164	0
Total | oz	25,766	26,033	17,019